                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780
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                              MFS SERIES TRUST XII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: April 30
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                    Date of reporting period: July 31, 2006
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ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Lifetime(R) 2010 Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Lifetime 2010 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                               SHARES/PAR       VALUE ($)
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
MUTUAL FUNDS - 99.1%
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MFS Floating Rate High Income Fund - Class I                                                         6,649           $     66,826
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MFS Government Securities Fund - Class I                                                            43,262                402,765
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MFS Inflation-Adjusted Bond Fund - Class I                                                           6,945                 66,737
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MFS Intermediate Investment Grade Bond Fund - Class I                                               62,037                603,620
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MFS Limited Maturity Fund - Class I                                                                126,710                804,609
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MFS Money Market Fund                                                                              402,389                402,389
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MFS Research Bond Fund - Class I                                                                    20,454                201,272
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MFS Research Fund - Class I                                                                         26,052                569,763
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MFS Research International Fund - Class I                                                            8,800                169,924
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MFS Strategic Growth Fund - Class I (n)                                                              8,953                168,225
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MFS Value Fund - Class I                                                                            22,812                569,169
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  TOTAL MUTUAL FUNDS                                                                                                 $  4,025,299
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SHORT-TERM OBLIGATIONS - 1.1%
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Abbey National North America LLC, 5.3%, due 8/01/06 (y)                                        $    45,000           $     45,000
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  TOTAL INVESTMENTS                                                                                                  $  4,070,299
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OTHER ASSETS, LESS LIABILITIES - (0.2)%                                                                                    (7,379)
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  NET ASSETS - 100.0%                                                                                                $  4,062,920
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(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2010 FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $ 4,068,683
                                                                  ===========
Gross unrealized appreciation                                     $    21,369
Gross unrealized depreciation                                         (19,753)
                                                                  -----------
      Net unrealized appreciation (depreciation)                  $     1,616
                                                                  ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Lifetime(R) 2020 Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Lifetime 2020 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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MUTUAL FUNDS - 99.9%
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
MFS Government Securities Fund - Class I                                                            75,532         $      703,205
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MFS High Income Fund - Class I                                                                     160,393                603,079
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MFS Intermediate Investment Grade Bond Fund - Class I                                               20,601                200,445
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MFS International New Discovery Fund - Class I                                                      19,490                506,732
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MFS Mid Cap Growth Fund - Class I (n)                                                              125,879              1,106,478
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MFS Mid Cap Value Fund - Class I                                                                    83,794              1,104,411
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MFS Money Market Fund                                                                              100,216                100,216
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MFS Research Bond Fund - Class I                                                                   122,537              1,205,763
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MFS Research Fund - Class I                                                                         59,702              1,305,684
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MFS Research International Fund - Class I                                                           88,790              1,714,543
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MFS Strategic Growth Fund - Class I (n)                                                             90,929              1,708,550
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MFS Value Fund - Class I                                                                            72,434              1,807,235
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  TOTAL MUTUAL FUNDS                                                                                               $   12,066,341
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SHORT-TERM OBLIGATIONS - 1.8%
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Abbey National North America LLC, 5.3%, due 8/01/06 (y)                                        $   217,000         $      217,000
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  TOTAL INVESTMENTS                                                                                                $   12,283,341
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OTHER ASSETS, LESS LIABILITIES - (1.7)%                                                                                  (203,084)
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  NET ASSETS - 100.0%                                                                                              $   12,080,257
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(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2020 FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                      $12,434,352
                                                                    ===========
Gross unrealized appreciation                                       $   105,318
Gross unrealized depreciation                                          (256,329)
                                                                    -----------
      Net unrealized appreciation (depreciation)                    $  (151,011)
                                                                    ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Lifetime(R) 2030 Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Lifetime 2030 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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MUTUAL FUNDS - 99.8%
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
MFS Government Securities Fund - Class I                                                             2,590         $       24,113
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MFS High Income Fund - Class I                                                                       6,413                 24,113
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MFS International New Discovery Fund - Class I                                                      21,356                555,261
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MFS Mid Cap Growth Fund - Class I (n)                                                               96,126                844,946
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MFS Mid Cap Value Fund - Class I                                                                    64,107                844,928
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MFS New Discovery Fund - Class I (n)                                                                15,457                265,699
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MFS Research Bond Fund - Class I                                                                     4,901                 48,227
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MFS Research Fund - Class I                                                                         26,492                579,387
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MFS Research International Fund - Class I                                                           31,252                603,484
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MFS Strategic Growth Fund - Class I (n)                                                             60,384              1,134,624
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MFS Value Fund - Class I                                                                            34,832                869,057
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  TOTAL MUTUAL FUNDS                                                                                               $    5,793,839
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SHORT-TERM OBLIGATIONS - 2.6%
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Abbey National North America LLC, 5.3%, due 8/01/06 (y)                                        $   150,000         $      150,000
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  TOTAL INVESTMENTS                                                                                                $    5,943,839
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OTHER ASSETS, LESS LIABILITIES - (2.4)%                                                                                  (140,253)
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  NET ASSETS - 100.0%                                                                                              $    5,803,586
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(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2030 FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                       $6,106,643
                                                                     ==========
Gross unrealized appreciation                                        $   32,448
Gross unrealized depreciation                                          (195,252)
                                                                     ----------
      Net unrealized appreciation (depreciation)                     $ (162,804)
                                                                     ==========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Lifetime(R) 2040 Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Lifetime 2040 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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MUTUAL FUNDS - 99.8%
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
MFS International New Discovery Fund - Class I                                                      14,865         $      386,502
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MFS Mid Cap Growth Fund - Class I (n)                                                               65,956                579,753
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MFS Mid Cap Value Fund - Class I                                                                    43,987                579,753
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MFS New Discovery Fund - Class I (n)                                                                11,242                193,251
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MFS Research Fund - Class I                                                                         17,673                386,502
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MFS Research International Fund - Class I                                                           20,016                386,502
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MFS Strategic Growth Fund - Class I (n)                                                             41,139                773,004
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MFS Value Fund - Class I                                                                            23,237                579,775
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  TOTAL MUTUAL FUNDS                                                                                               $    3,865,042
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SHORT-TERM OBLIGATIONS - 0.3%
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Abbey National North America LLC, 5.3%, due 8/01/06 (y)                                        $    13,000         $       13,000
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  TOTAL INVESTMENTS                                                                                                $    3,878,042
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OTHER ASSETS, LESS LIABILITIES - (0.1)%                                                                                    (4,097)
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  NET ASSETS - 100.0%                                                                                              $    3,873,945
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(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME 2040 FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                       $3,955,424
                                                                     ==========
Gross unrealized appreciation                                        $   40,727
Gross unrealized depreciation                                          (118,109)
                                                                     ----------
      Net unrealized appreciation (depreciation)                     $  (77,382)
                                                                     ==========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Lifetime(R) Retirement Income Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Lifetime Retirement Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                               SHARES/PAR       VALUE ($)
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
MUTUAL FUNDS - 100.1%
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MFS Floating Rate High Income Fund - Class I                                             35,519      $  356,970
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MFS Government Securities Fund - Class I                                                 38,350         357,037
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MFS Inflation-Adjusted Bond Fund - Class I                                               37,086         356,399
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MFS Intermediate Investment Grade Bond Fund - Class I                                    54,986         535,011
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MFS Limited Maturity Fund - Class I                                                     112,283         712,996
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MFS Money Market Fund                                                                   356,594         356,594
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MFS Research Bond Fund - Class I                                                         18,134         178,439
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MFS Research Fund - Class I                                                              16,460         359,989
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MFS Value Fund - Class I                                                                 14,391         359,055
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  TOTAL MUTUAL FUNDS                                                                                 $3,572,490
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SHORT-TERM OBLIGATIONS - 0.8%
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Abbey National North America LLC, 5.3%, due 8/01/06 (y)                                $ 30,000      $   30,000
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  TOTAL INVESTMENTS                                                                                  $3,602,490
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OTHER ASSETS, LESS LIABILITIES - (0.9)%                                                                 (33,639)
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  NET ASSETS - 100.0%                                                                                $3,568,851
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(y) The rate shown represents an annualized yield at time of purchase.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIFETIME RETIREMENT INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $3,611,842
                                                             ==========
Gross unrealized appreciation                                $    7,019
Gross unrealized depreciation                                   (16,371)
                                                             ----------
      Net unrealized appreciation (depreciation)             $   (9,352)
                                                             ==========

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------


* Print name and title of each signing officer under his or her signature.